Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.2%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/24	$105	$124,805
Series B, 5.00%, 09/01/24	185	219,895
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/24	25	29,189
Series A, 5.00%, 05/01/24	50	58,812
Series B, 5.00%, 01/01/24	25	29,116
Auburn University RB, Series B, 5.00%, 06/01/24	35	41,323
City of Huntsville AL GO, Series A, 5.00%, 08/01/24	15	17,773
County of Mobile AL GOL, Series A, 5.00%, 06/01/24	20	23,490
State of Alabama GO
Series A, 5.00%, 08/01/24	100	118,487
Series A, 5.00%, 11/01/24	70	83,497
Series C, 5.00%, 08/01/24	50	59,243
University of Alabama (The) RB, Series A, 5.00%, 07/01/24	40	47,238

		852,868

Alaska — 0.2%
State of Alaska GO, Series B, 5.00%, 08/01/24	135	159,957

Arizona — 2.9%
Arizona Board of Regents COP, Series A, 5.00%, 06/01/24	50	58,648
Arizona State University RB
Series B, 5.00%, 07/01/24	45	53,167
Series C, 5.00%, 07/01/24	10	11,815
Arizona Transportation Board RB, 5.00%, 07/01/24	275	325,750
City of Phoenix AZ GO, 5.00%, 07/01/24	125	147,881
City of Phoenix Civic Improvement Corp. RB 5.00%, 07/01/24	170	201,656
Series A, 5.00%, 07/01/24	360	426,430
Series B, 5.00%, 07/01/24	75	88,818
Series D, 5.00%, 07/01/24	75	88,571
City of Scottsdale AZ GOL, 4.00%, 07/01/24	55	62,504
City of Tucson AZ COP, 5.00%, 07/01/24 (AGM)	25	29,237
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/24	70	82,740
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/24	110	129,963
Maricopa County Unified School District No. 97-Deer Valley/AZ GO, 4.00%, 07/01/24	20	22,647
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/24	50	59,074
Regional Public Transportation Authority RB, 5.25%, 07/01/24	50	59,774
State of Arizona COP, 5.00%, 09/01/24	165	195,673
University of Arizona (The) RB, Series A, 5.00%, 06/01/24	50	58,931

		2,103,279

California — 9.4%
Allan Hancock Joint Community College District/CA GO, 5.00%, 08/01/24	95	113,686
Beverly Hills Unified School District CA GO, 0.00%, 08/01/24(a)	30	27,967
California Health Facilities Financing Authority RB, Series A, 5.00%, 11/15/24	20	24,108
California Infrastructure & Economic Development Bank RB, Series A, 5.00%, 10/01/24	155	186,287
California State Public Works Board RB
Series A, 5.00%, 09/01/24	225	268,666
Series B, 5.00%, 10/01/24	65	77,794
Series D, 5.00%, 09/01/24	85	101,496
Series F, 5.00%, 05/01/24	80	94,586
Series G, 5.00%, 05/01/24	120	141,880
Series H, 5.00%, 12/01/24	15	18,035

Security	Par (000)	Value

California (continued)
California State University RB, Series A, 5.00%, 11/01/24	$135	$162,632
Cerritos Community College District GO, Series D, 0.00%, 08/01/24(a)	125	116,066
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/24	175	210,619
Series D, 5.00%, 11/01/24	15	18,053
Coast Community College District GO, Series D, 5.00%, 08/01/24	35	41,884
County of Sacramento CA Airport System Revenue RB, Series D, 5.00%, 07/01/24	50	59,337
Evergreen School District GO, 0.00%, 08/01/24 (AGC)(a)	100	93,083
Grossmont Union High School District GO 0.00%, 08/01/24 (NPFGC)(a)	290	269,274
5.00%, 08/01/24	25	29,917
Long Beach Community College District GO, Series F, 5.00%, 06/01/24	10	11,910
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/24	80	95,404
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 5.00%, 10/01/24	95	114,122
Los Angeles Department of Water & Power Power System RB, Series A, 5.00%, 07/01/24	35	41,739
Los Angeles Department of Water & Power Power System Revenue RB, Series C, 5.00%, 07/01/24	35	41,739
Los Angeles Department of Water & Power System Revenue RB, Series B, 5.00%, 07/01/24	120	143,106
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/24	295	348,380
Series B, 5.00%, 07/01/24	45	53,143
Series C, 5.00%, 07/01/24	165	194,857
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/24 (NPFGC)(a)	45	41,887
Pasadena Unified School District GO, Series B, 5.00%, 08/01/24	30	35,917
Placer Union High School District/CA GO, Series A, 0.00%, 08/01/24 (NPFGC)(a)	25	23,271
Port of Los Angeles RB, Series A, 5.00%, 08/01/24	15	17,967
Poway Unified School District GO, Series A, 0.00%, 08/01/24(a)	50	46,472
Sacramento Municipal Utility District RB, Series E, 5.00%, 08/15/24	85	101,924
Salinas Union High School District GO, Series A, 0.00%, 10/01/24 (NPFGC)(a)	20	18,561
San Diego Community College District GO, 5.00%, 08/01/24	40	47,911
San Diego Unified School District/CA GO
Series C-1, 5.50%, 07/01/24 (AGM)	160	194,552
Series R-4, 5.00%, 07/01/24	135	160,923
San Francisco City & County Airport Commission San Francisco International Airport RB, Series D, 5.00%, 05/01/24	25	29,584
San Marcos Unified School District GO, 0.00%, 08/01/24(a)	40	37,141
State of California Department of Water Resources RB
Series AR, 5.00%, 12/01/24 (PR 06/01/24)	10	11,939
Series AS, 5.00%, 12/01/24	20	24,127
Series AW, 5.00%, 12/01/24	105	126,667
Series BA, 5.00%, 12/01/24	150	180,952
State of California GO 5.00%, 03/01/24	250	294,450
5.00%, 08/01/24	160	190,866
5.00%, 09/01/24	270	322,842
5.00%, 10/01/24	665	797,002
5.00%, 11/01/24	230	276,294
Series B, 5.00%, 09/01/24	270	322,842

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
University of California RB
Series AM, 5.00%, 05/15/24	$20	$23,788
Series AO, 5.00%, 05/15/24	50	59,469
Series AV, 5.00%, 05/15/24	40	47,576
Series AY, 5.00%, 05/15/24	80	95,151
William S Hart Union High School District GO, Series B, 0.00%, 08/01/24 (AGM)(a)	125	116,239

		6,746,084

Colorado — 0.7%
City & County of Denver CO Airport System Revenue RB, Series A, 5.00%, 11/15/24	80	95,477
Denver City & County School District No. 1 COP, Series A, 5.00%, 12/01/24	45	53,487
Denver City & County School District No. 1 GO 5.00%, 12/01/24 (SAW)	80	95,726
Series A, 5.50%, 12/01/24 (SAW)	105	128,346
Series B, 5.00%, 12/01/24 (SAW)	60	71,795
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/24 (NPFGC)(a)	25	22,853
University of Colorado RB, Series B-1, 5.00%, 06/01/24	50	59,085

		526,769

Connecticut — 1.1%
State of Connecticut GO
Series A, 5.00%, 03/15/24	30	34,831
Series B, 5.00%, 05/15/24	25	29,160
Series D, 5.00%, 04/15/24	65	75,643
Series D, 5.00%, 06/15/24	45	52,609
Series D, 5.00%, 08/15/24	110	129,176
Series E, 5.00%, 09/15/24	15	17,652
Series E, 5.00%, 10/15/24	175	206,364
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/24	120	141,163
Series A, 5.00%, 09/01/24	100	117,887

		804,485

Delaware — 0.9%
County of New Castle DE GO, 5.00%, 10/01/24	90	107,464
Delaware Transportation Authority RB 4.00%, 07/01/24	65	73,603
5.00%, 07/01/24	25	29,603
State of Delaware GO 5.00%, 03/01/24	300	352,164
Series B, 5.00%, 07/01/27 (PR 07/01/24)	85	100,278

		663,112

District of Columbia — 1.0%
District of Columbia GO
Series A, 4.00%, 06/01/24	25	28,307
Series A, 5.00%, 06/01/24	45	53,130
Series D, 5.00%, 06/01/24	240	283,361
Series E, 5.00%, 06/01/24	115	135,777
District of Columbia RB, Series A, 5.00%, 12/01/24	110	131,624
District of Columbia Water & Sewer Authority RB, Series B, 5.00%, 10/01/24	40	47,607
Metropolitan Washington Airports Authority RB, Series B, 5.00%, 10/01/24	15	17,853

		697,659

Florida — 5.1%
Central Florida Expressway Authority RB, 5.00%, 07/01/24	30	35,334
City of Jacksonville FL RB, Series B, 5.00%, 10/01/24	25	29,343

Security	Par (000)	Value

Florida (continued)
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/24	$25	$29,865
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/24	50	59,361
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/24	70	82,927
County of Miami-Dade FL GO
Series A, 5.00%, 07/01/24	175	206,864
Series B, 5.00%, 07/01/24	100	118,253
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/24	120	141,714
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	135	160,524
Series B, 5.00%, 10/01/24	90	107,016
County of Sarasota FL RB, 5.00%, 10/01/24	20	23,792
Florida Department of Environmental Protection RB 5.00%, 07/01/24	45	53,096
Series A, 5.00%, 07/01/24	210	247,779
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/24	20	23,737
Florida State Development Commission RB, Series A, 5.00%, 07/01/24	100	118,358
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/24	220	260,618
Hillsborough County School Board COP, Series A, 5.00%, 07/01/24	45	53,025
Lee County School Board (The) COP, 5.00%, 08/01/24	35	41,173
Miami-Dade County Expressway Authority RB, Series B, 5.00%, 07/01/24	85	98,967
Orange County Convention Center/Orlando RB, 5.00%, 10/01/24	140	166,470
Orange County School Board COP
Series B, 5.00%, 08/01/24	15	17,693
Series D, 5.00%, 08/01/24	50	58,978
Palm Beach County School District COP, Series B, 5.00%, 08/01/24	80	94,577
Pasco County School Board COP, Series A, 5.00%, 08/01/24	60	70,202
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/24	115	135,362
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 02/01/24	30	34,685
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/24	140	163,709
School District of Broward County/FL COP
Series A, 5.00%, 07/01/24	70	82,593
Series B, 5.00%, 07/01/24	20	23,598
Series C, 5.00%, 07/01/24	100	117,990
State of Florida GO
Series A, 5.00%, 01/01/24	55	64,159
Series A, 5.00%, 07/01/24	55	65,183
Series B, 5.00%, 06/01/24	50	59,060
Series E, 5.00%, 06/01/24	200	236,238
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/24	240	284,059
Volusia County School Board COP, Series A, 5.00%, 08/01/24	20	23,485
Volusia County School Board RB, 5.00%, 10/01/24	20	23,584

		3,613,371

Georgia — 1.8%
City of Atlanta Department of Aviation RB, Series A, 5.00%, 01/01/24	105	122,239
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/24	10	11,956
Fayette County School District/GA GO, 5.25%, 09/01/24 (SAW)	25	30,037
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 4.00%, 07/01/24	170	193,195

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
State of Georgia GO
Series A-1, 5.00%, 02/01/24	$70	$81,964
Series B, 5.00%, 02/01/24	100	117,092
Series C, 5.00%, 07/01/24	125	148,210
Series C-1, 5.00%, 01/01/24	55	64,236
Series C-1, 5.00%, 07/01/24	110	130,425
Series E, 5.00%, 12/01/24	320	383,824

		1,283,178

Hawaii — 1.9%
City & County Honolulu HI Wastewater System RB, Series A, 5.00%, 07/01/24	10	11,799
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/24	120	141,777
Series B, 5.00%, 07/01/24	70	82,704
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/24	200	237,398
Series A, 5.00%, 10/01/24	50	59,536
Series B, 5.00%, 10/01/24	90	107,166
Series C, 5.00%, 10/01/24	70	83,351
County of Hawaii HI GO
Series A, 5.00%, 09/01/24	15	17,797
Series B, 4.00%, 09/01/24	20	22,725
County of Maui HI GO, 5.00%, 09/01/24	35	41,659
State of Hawaii GO 5.00%, 10/01/24	35	41,695
Series EO, 5.00%, 08/01/24	10	11,859
Series ET, 5.00%, 10/01/24	35	41,695
Series EZ, 5.00%, 10/01/24	200	238,256
Series FE, 5.00%, 10/01/24	75	89,346
Series FH, 5.00%, 10/01/24	105	125,084

		1,353,847

Idaho — 0.2%
Idaho Housing & Finance Association RB 5.00%, 07/15/24	70	82,061
Series A, 5.00%, 07/15/24	25	29,307

		111,368

Illinois — 2.1%
Chicago O’Hare International Airport RB
Series C, 5.00%, 01/01/24	170	196,719
Series D, 5.00%, 01/01/24	105	121,503
Illinois Finance Authority RB, 5.00%, 07/01/24	60	70,668
State of Illinois GO 5.00%, 02/01/24	120	131,749
5.00%, 04/01/24	105	115,611
5.00%, 05/01/24	60	66,158
Series A, 4.00%, 05/01/24	125	131,836
Series A, 5.00%, 10/01/24	40	44,403
Series A, 5.00%, 12/01/24	50	55,245
Series D, 5.00%, 11/01/24	385	424,913
State of Illinois RB
Series C, 4.00%, 06/15/24	25	26,724
Series D, 5.00%, 06/15/24	75	83,592

		1,469,121

Indiana — 1.2%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/24	100	116,804
Series A, 5.00%, 10/01/24	140	165,777
Series C, 5.00%, 12/01/24	215	257,142
Indiana Municipal Power Agency RB, Series C, 5.00%, 01/01/24	35	40,632

Security	Par (000)	Value

Indiana (continued)
Indiana University RB, Series X, 5.00%, 08/01/24	$95	$112,817
Purdue University COP, Series A, 5.00%, 07/01/24	110	130,251
Purdue University RB, Series A, 5.00%, 07/01/24	50	59,205

		882,628

Iowa — 0.3%
Iowa Finance Authority RB, 5.00%, 08/01/24	65	77,260
State of Iowa RB, Series A, 5.00%, 06/01/24	110	129,590

		206,850

Kansas — 0.6%
Johnson County Unified School District No. 229 Blue Valley GO, Series B, 5.00%, 10/01/24	45	53,658
Johnson County Water District No. 1 RB, 5.00%, 01/01/24	35	40,828
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 4.00%, 10/01/24	55	62,654
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/24	250	297,427

		454,567

Louisiana — 0.4%
State of Louisiana GO 5.00%, 05/01/24	105	123,081
Series A, 5.00%, 09/01/24	60	70,991
Series B, 5.00%, 05/01/24	25	29,305
Series C, 5.00%, 08/01/24	50	59,031

		282,408

Maine — 0.4%
Maine Municipal Bond Bank RB
Series A, 5.00%, 11/01/24	85	101,437
Series B, 5.00%, 11/01/24	20	23,868
Series C, 5.00%, 11/01/24	50	59,669
Series D, 5.00%, 11/01/24	25	29,835
Maine Turnpike Authority RB, 5.00%, 07/01/24	55	65,039

		279,848

Maryland — 3.9%
City of Baltimore MD RB, Series A, 5.00%, 07/01/24	45	52,931
County of Anne Arundel MD GOL, 5.00%, 10/01/24	60	71,510
County of Baltimore MD GO 5.00%, 03/01/24	100	117,290
5.00%, 08/01/24	110	130,631
County of Carroll MD GO, 5.00%, 11/01/24	100	119,563
County of Charles MD GO, 5.00%, 10/01/24	100	119,294
County of Howard MD GO
Series A, 5.00%, 02/15/24	120	140,560
Series C, 5.00%, 02/15/24	55	64,423
County of Montgomery MD GO, Series A, 5.00%, 11/01/26 (PR 11/01/24)	10	11,955
County of Prince George’s MD GOL, Series A, 4.00%, 09/01/24	175	199,400
State of Maryland Department of Transportation RB 4.00%, 09/01/24	200	227,886
5.00%, 09/01/24	30	35,708
5.00%, 10/01/24	105	125,259
5.00%, 11/01/24	135	161,410
State of Maryland GO
First Series, 5.00%, 06/01/24	125	147,712
Series A, 5.00%, 03/15/24	20	23,485
Series A, 5.00%, 08/01/24	60	71,253
Series B, 5.00%, 08/01/24	175	207,821
Series C, 5.00%, 08/01/24	520	617,526

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Washington Suburban Sanitary Commission GO 4.00%, 06/01/24	$30	$33,999
5.00%, 06/01/24	70	82,719

		2,762,335

Massachusetts — 2.8%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24	90	106,475
Commonwealth of Massachusetts GOL
Series A, 5.00%, 07/01/24	10	11,841
Series B, 5.00%, 07/01/24	175	207,218
Series B, 5.25%, 09/01/24 (AGM)	200	240,402
Series C, 5.00%, 07/01/24	60	71,046
Series C, 5.00%, 10/01/24	200	238,478
Series E, 5.00%, 11/01/24	225	268,888
Series H, 5.00%, 12/01/24	150	179,660
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/24	10	11,812
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/24	175	206,963
Series C, 5.50%, 07/01/24	185	223,173
Massachusetts Clean Water Trust (The) RB, Series 2017, 5.00%, 08/01/24	20	23,783
Massachusetts School Building Authority RB, Series C, 5.00%, 08/15/24	65	77,307
Massachusetts Water Resources Authority RB, Series C, 5.00%, 08/01/24	130	154,730

		2,021,776

Michigan — 1.5%
Michigan Finance Authority RB
Series B, 5.00%, 10/01/24	115	137,253
Series C-3, 5.00%, 07/01/24 (AGM)	60	70,637
Michigan State Building Authority RB, Series I, 5.00%, 04/15/24	265	311,160
Oxford Area Community School District GO, Series A, 5.00%, 05/01/24	15	17,538
State of Michigan Comprehensive Transportation Revenue RB, 5.00%, 11/15/24	60	71,642
State of Michigan GO, Series A, 5.00%, 12/01/24	90	107,847
State of Michigan RB, 5.00%, 03/15/24	205	239,214
University of Michigan RB, Series A, 5.00%, 04/01/24	50	58,867
Wayne County Airport Authority RB, Series C, 5.00%, 12/01/24	50	59,317

		1,073,475

Minnesota — 1.6%
County of Hennepin MN GO, Series A, 5.00%, 12/01/24	50	59,915
Metropolitan Council GO, Series C, 5.00%, 03/01/24	70	82,103
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	25	29,034
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/24	15	17,754
Rosemount-Apple Valley-Eagan Independent School District No. 196 GO, Series A, 5.00%, 02/01/24	115	134,270
Southern Minnesota Municipal Power Agency RB, Series A, 4.00%, 01/01/24	100	111,534
State of Minnesota GO
Series A, 5.00%, 08/01/24	105	124,749
Series B, 5.00%, 08/01/24	90	106,927
Series B, 5.00%, 10/01/24	100	119,350
Series D, 5.00%, 08/01/24	250	297,020
Series E, 5.00%, 10/01/24	75	89,512

		1,172,168

Security	Par (000)	Value

Mississippi — 0.1%
State of Mississippi GO
Series C, 4.00%, 10/01/24	$25	$28,493
Series C, 5.00%, 10/01/24	35	41,598

		70,091

Missouri — 0.7%
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/24	50	59,040
Series B, 5.00%, 05/01/24	105	123,824
Missouri State Board of Public Buildings RB, Series A, 4.00%, 04/01/24	165	185,896
University of Missouri RB, Series A, 5.00%, 11/01/24	110	131,333

		500,093

Nebraska — 0.8%
City of Omaha NE GO
Series B, 5.00%, 04/15/24	175	205,660
Series B, 5.00%, 11/15/24	25	29,865
Nebraska Public Power District RB, Series A-1, 5.00%, 01/01/24	45	52,262
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/24	45	52,304
Omaha Public Power District RB
Series A, 5.00%, 02/01/24	150	174,920
Series AA, 5.00%, 02/01/24	20	23,284

		538,295

Nevada — 1.7%
Clark County School District GOL
Series B, 5.00%, 06/15/24	25	29,240
Series C, 5.00%, 06/15/24	70	81,872
Clark County Water Reclamation District GOL, 5.00%, 07/01/24	50	59,127
County of Clark Department of Aviation RB, Series C, 5.00%, 07/01/24	105	123,506
County of Clark NV GOL 5.00%, 06/01/24	35	41,233
5.00%, 11/01/24	50	59,585
Series A, 5.00%, 11/01/24	70	83,418
Series B, 5.00%, 11/01/24	115	137,044
County of Clark NV RB 5.00%, 07/01/24	145	171,110
Series A, 5.00%, 07/01/24	45	53,119
Las Vegas Valley Water District GOL, Series A, 5.00%, 02/01/24	10	11,671
State of Nevada GOL
Series B, 5.00%, 11/01/24	90	107,302
Series D, 5.00%, 04/01/24	25	29,321
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/24	85	101,564
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/24	80	93,878

		1,182,990

New Hampshire — 0.4%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/24	50	59,047
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/24	50	59,521
Series E, 5.00%, 08/15/24	15	17,784
State of New Hampshire GO, Series B, 5.00%, 12/01/24	115	137,541

		273,893

New Jersey — 1.8%
Monmouth County Improvement Authority RB, 5.00%, 12/01/24 (GTD)	65	78,188

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority RB
Series AAA, 4.00%, 06/15/24	$90	$98,154
Series N-1, 5.50%, 09/01/24 (AMBAC)	50	58,795
Series UU, 5.00%, 06/15/24	50	57,312
Series XX, 4.00%, 06/15/24 (SAP)	250	272,650
Series XX, 5.00%, 06/15/24 (SAP)	25	28,656
New Jersey Educational Facilities Authority RB, Series A, 5.00%, 09/01/24	60	69,106
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	175	201,119
Series AA, 5.00%, 06/15/24	180	206,865
New Jersey Turnpike Authority RB, Series C, 5.00%, 01/01/24	115	133,664
State of New Jersey GO, 5.00%, 06/01/24	65	75,943

		1,280,452

New Mexico — 0.6%
New Mexico Finance Authority RB 5.00%, 06/01/24	100	117,861
Series A, 5.00%, 06/01/24	35	41,251
Series D, 5.00%, 06/15/24	45	53,097
State of New Mexico GO, Series A, 5.00%, 03/01/24	25	29,286
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/24	85	100,515
Series B, 4.00%, 07/01/24	50	56,746

		398,756

New York — 9.4%
City of New York NY GO
Series 1, 5.00%, 08/01/24	20	23,719
Series A, 5.00%, 08/01/24	210	249,047
Series A-1, 5.00%, 08/01/24	50	59,297
Series B-1, 5.00%, 12/01/24	15	17,949
Series C, 5.00%, 08/01/24	590	699,705
Series E, 5.00%, 08/01/24	200	237,188
Series I, 5.00%, 03/01/24	30	35,143
County of Onondaga NY GOL, 5.00%, 05/01/24	25	29,686
Metropolitan Transportation Authority RB
Series A-1, 4.00%, 11/15/24	20	22,651
Series A-2, 5.00%, 11/15/24	90	106,550
Series B, 5.00%, 11/15/24	305	361,086
Series B-2, 5.00%, 11/15/24	20	24,028
Series C-1, 5.00%, 11/15/24	205	242,697
Series F, 5.00%, 11/15/24	55	65,114
New York City Transitional Finance Authority Building Aid Revenue RB
Series S, 5.00%, 07/15/24 (SAW)	50	59,516
Series S-1, 5.00%, 07/15/24 (SAW)	170	202,353
Series S-2, 5.00%, 07/15/24 (SAW)	40	47,612
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1, 5.00%, 08/01/24	130	154,939
Series B-1, 5.00%, 08/01/24	125	148,980
Series C, 5.00%, 11/01/24	480	576,067
Series E-1, 5.00%, 02/01/24	80	93,904
New York State Dormitory Authority RB
Series A, 4.00%, 03/15/24	95	107,617
Series A, 5.00%, 02/15/24	230	269,866
Series A, 5.00%, 03/15/24	720	847,689
Series A, 5.00%, 07/01/24	30	35,492
Series B, 5.00%, 10/01/24	15	17,853
Series B, 5.50%, 03/15/24 (AMBAC)	280	335,238

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 03/15/24	$105	$123,668
Series D, 5.00%, 02/15/24	120	140,800
Series E, 5.00%, 02/15/24	100	117,333
Series E, 5.00%, 03/15/24	185	217,615
Series F, 5.00%, 10/01/24 (SAW)	20	23,881
New York State Environmental Facilities Corp. RB 5.00%, 06/15/24	90	107,229
Series A, 4.00%, 06/15/24	30	34,319
New York State Thruway Authority RB, Series J, 5.00%, 01/01/24	25	29,246
New York State Urban Development Corp. RB, Series A, 5.00%, 03/15/24	385	452,876
Port Authority of New York & New Jersey RB, Series 194, 5.00%, 10/15/24	80	96,073
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/24	50	60,102
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/24	60	72,188
Series C-1, 5.00%, 11/15/24	165	198,516

		6,744,832

North Carolina — 2.7%
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/24	10	11,822
County of Buncombe NC RB, 5.00%, 06/01/24	100	118,015
County of Durham NC GO, 5.00%, 10/01/24	25	29,838
County of Forsyth NC GO, 5.00%, 12/01/24	25	29,972
County of Guilford NC GO, 5.00%, 03/01/24	420	492,412
County of Mecklenburg NC GO 5.00%, 03/01/24	120	140,807
Series B, 5.00%, 12/01/24	45	53,975
County of Orange NC GO, 4.00%, 04/01/24	200	226,202
County of Wake NC RB
Series A, 5.00%, 08/01/24	135	160,102
Series A, 5.00%, 12/01/24	40	47,863
North Carolina State University at Raleigh RB, 5.00%, 10/01/24	25	29,782
State of North Carolina GO, Series A, 5.00%, 06/01/24	135	159,529
State of North Carolina RB, 5.00%, 03/01/24	255	298,095
University of North Carolina at Greensboro RB, 5.00%, 04/01/24	85	99,608

		1,898,022

Ohio — 2.7%
City of Columbus OH GO
Series 2017-1, 5.00%, 04/01/24	150	176,301
Series A, 4.00%, 08/15/24	75	85,499
Series A, 5.00%, 07/01/24	20	23,693
County of Franklin OH GOL, 5.00%, 12/01/24	10	11,960
Ohio State University (The) RB, Series A, 5.00%, 12/01/24	50	59,800
Ohio Water Development Authority RB, 5.00%, 12/01/24	90	107,847
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series 2015A, 5.00%, 12/01/24	35	41,940
Series 2015-A, 5.00%, 06/01/24	115	135,777
State of Ohio GO
Series A, 5.00%, 08/01/24	145	172,116
Series A, 5.00%, 09/01/24	50	59,458
Series A, 5.00%, 09/15/24	130	154,752
Series B, 5.00%, 08/01/24	70	83,091
Series B, 5.00%, 09/15/24	75	89,280
Series S, 5.00%, 05/01/24	100	117,928
Series U, 5.00%, 05/01/24	100	117,928

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
State of Ohio RB
Series A, 5.00%, 04/01/24	$170	$199,470
Series A, 5.00%, 10/01/24	25	29,768
Series A, 5.00%, 12/01/24	135	161,538
Series B, 5.00%, 10/01/24	35	41,676
Series C, 5.00%, 12/01/24	25	29,915

		1,899,737

Oklahoma — 0.8%
City of Oklahoma City OK GO, 5.00%, 03/01/24	10	11,700
Grand River Dam Authority RB
Series A, 4.00%, 06/01/24	140	157,189
Series A, 5.00%, 06/01/24	50	58,802
Oklahoma Capitol Improvement Authority RB 5.00%, 07/01/24	150	176,515
Series B, 5.00%, 01/01/24	15	17,421
Series B, 5.00%, 07/01/24	25	29,432
Series C, 5.00%, 07/01/24	30	35,319
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/24	40	46,548
Oklahoma Water Resources Board RB, 5.00%, 04/01/24	30	35,156

		568,082

Oregon — 1.0%
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 10/01/24	25	29,796
Multnomah County School District No. 1 Portland/OR GO, Series B, 5.00%, 06/15/24 (GTD)	50	59,075
Oregon State Lottery RB, Series C, 5.00%, 04/01/24	55	64,726
Portland Community College District GO, 5.00%, 06/15/24	150	177,225
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/24	90	107,616
State of Oregon GO
Series B, 5.00%, 08/01/24	15	17,829
Series F, 5.00%, 05/01/24	150	176,892
Series H, 5.00%, 05/01/24	45	53,068
Series I, 5.00%, 08/01/24	15	17,829
Series O, 5.00%, 08/01/24	25	29,716

		733,772

Pennsylvania — 2.6%
City of Philadelphia PA GO, 5.00%, 08/01/24	105	123,908
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/24	55	64,004
First Series, 5.00%, 03/01/24	90	105,254
First Series, 5.00%, 03/15/24	165	193,185
First Series, 5.00%, 06/15/24	170	200,502
First Series, 5.00%, 07/01/24	180	212,571
First Series, 5.00%, 09/15/24	105	124,704
Second Series, 5.00%, 01/15/24	65	75,729
Second Series, 5.00%, 09/15/24	50	59,383
County of Chester PA GO, 5.00%, 07/15/24	20	23,677
County of Montgomery PA GO, Series A, 5.00%, 04/01/24	20	23,507
Delaware County Authority RB, 5.00%, 08/01/24	45	53,200
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/24	90	106,333
Pennsylvania Infrastructure Investment Authority RB, Series A, 5.00%, 01/15/24	170	198,543

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission RB 5.00%, 06/01/24	$105	$122,143
Series A, 5.00%, 12/01/24	45	53,243
Series A-1, 5.00%, 12/01/24	65	77,297
Series B, 5.00%, 12/01/24	20	23,784

		1,840,967

Rhode Island — 0.9%
Rhode Island Commerce Corp. RB, Series A, 4.00%, 06/15/24	125	140,273
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, Series B, 5.00%, 10/01/24	85	101,165
Rhode Island Turnpike & Bridge Authority RB, Series A, 5.00%, 10/01/24	115	134,979
State of Rhode Island GO
Series A, 5.00%, 05/01/24	155	182,317
Series D, 5.00%, 08/01/24	85	100,714

		659,448

South Carolina — 1.3%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/24	45	53,692
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/24	130	151,648
County of Charleston SC GO, Series C, 5.00%, 11/01/24 (SAW)	20	23,935
Horry County School District/SC GO, Series A, 5.00%, 03/01/24	25	29,286
Lancaster County School District/SC GO, 5.00%, 03/01/24	80	93,715
State of South Carolina GO, Series B, 5.00%, 04/01/24 (SAW)	475	558,524

		910,800

Tennessee — 2.0%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/24	25	29,914
County of Blount TN GO, Series B, 5.00%, 06/01/24	70	82,575
County of Williamson TN GO, 5.00%, 04/01/24	150	176,226
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/24	55	64,823
Metropolitan Government of Nashville & Davidson County TN GO 5.00%, 01/01/24	200	233,398
5.00%, 07/01/24	155	183,618
State of Tennessee GO, Series B, 5.00%, 08/01/24	275	327,016
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/24	55	65,667
Series B, 5.00%, 11/01/24	195	232,818

		1,396,055

Texas — 12.8%
Alamo Community College District GOL, 5.00%, 02/15/24	40	46,660
Aldine Independent School District GO, 5.00%, 02/15/24 (PSF)	110	128,315
Alief Independent School District GO, 5.00%, 02/15/24 (PSF)	85	99,193
Allen Independent School District GO, 5.00%, 02/15/24 (PSF)	100	116,650
Arlington Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	25	29,223
Series B, 5.00%, 02/15/24 (PSF)	75	87,668
Austin Independent School District GO 5.00%, 08/01/24 (PSF)	35	41,433
Series A, 4.00%, 08/01/24 (PSF)	75	85,158
Series A, 5.00%, 08/01/24 (PSF)	35	41,433
Birdville Independent School District GO 5.00%, 02/15/24 (PSF)	10	11,708
Series A, 5.00%, 02/15/24 (PSF)	105	122,938
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/24 (AMBAC)(a)	25	22,909
Series C, 5.00%, 08/15/24	125	145,799

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Austin TX Water & Wastewater System RB 5.00%, 11/15/24	$135	$161,347
Series A, 5.00%, 11/15/24	105	125,492
City of Austin TX Water & Wastewater System Revenue RB, Series A, 5.00%, 05/15/24	75	88,395
City of Austin/TX GOL 5.00%, 09/01/24	25	29,756
Series A, 5.00%, 09/01/24	60	71,415
City of Brownsville TX GOL, 5.00%, 02/15/24	15	17,404
City of Dallas TX Waterworks & Sewer System Revenue RB, Series A, 5.00%, 10/01/24	20	23,770
City of Denton TX GOL, 5.00%, 02/15/24	25	29,115
City of El Paso TX GOL, 5.00%, 08/15/24	35	41,214
City of Houston TX Combined Utility System RB, Series B, 5.00%, 11/15/24	190	226,007
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/24	45	53,528
Series D, 5.00%, 11/15/24	110	130,846
City of Pflugerville TX GOL, 5.00%, 08/01/24	30	35,291
City of Plano TX GOL, 5.00%, 09/01/24	50	59,241
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.25%, 02/01/24	85	100,212
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/24	275	321,211
City of San Antonio TX GOL, 5.00%, 02/01/24	25	29,118
Conroe Independent School District GO, 5.00%, 02/15/24 (PSF)	80	93,436
County of Bexar TX GOL, 5.00%, 06/15/24	50	59,023
County of Denton TX GOL, 5.00%, 07/15/24	60	70,969
Crowley Independent School District GO, Series A, 5.00%, 08/01/24 (PSF)	80	94,534
Cypress-Fairbanks Independent School District GO 5.00%, 02/15/24 (PSF)	40	46,737
Series C, 5.00%, 02/15/24 (PSF)	65	75,948
Dallas Area Rapid Transit RB, Series A, 5.00%, 12/01/24	145	172,926
Fort Bend Independent School District GO, Series C, 5.00%, 02/15/24 (PSF)	25	29,247
Fort Worth Independent School District GO, 5.00%, 02/15/24 (PSF)	150	175,336
Frisco Independent School District GO, 5.00%, 08/15/24 (PSF)	150	177,755
Grapevine-Colleyville Independent School District GO, 0.00%, 08/15/24 (PSF)(a)	70	65,080
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/24	90	106,363
Katy Independent School District GO, Series D, 5.00%, 02/15/24 (PSF)	125	145,994
Keller Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	55	64,184
Series A, 5.00%, 08/15/24 (PSF)	70	82,877
Klein Independent School District GO 5.00%, 08/01/24 (PSF)	35	41,508
Series A, 5.00%, 08/01/24 (PSF)	110	130,453
Lamar Consolidated Independent School District GO 5.00%, 02/15/24 (PSF)	100	116,650
Series A, 2.00%, 02/15/24 (PSF)	50	51,725
Laredo Independent School District GO, 0.00%, 08/01/24 (PSF)(a)	150	140,669
Leander Independent School District GO, Series D, 0.00%, 08/15/24 (PSF)(a)	45	41,774
Lewisville Independent School District GO 5.00%, 08/15/24	170	200,999
5.00%, 08/15/24 (PSF)	25	29,707

Security	Par (000)	Value

Texas (continued)
Lone Star College System GOL 5.00%, 09/15/24	$35	$41,568
Series A, 5.00%, 02/15/24	20	23,359
Lower Colorado River Authority RB 5.00%, 05/15/24	20	23,450
Series B, 5.00%, 05/15/24	75	87,937
Metropolitan Transit Authority of Harris County RB
Series B, 5.00%, 11/01/24	65	77,423
Series D, 5.00%, 11/01/24	85	101,246
North East Independent School District/TX GO, 5.25%, 02/01/24 (PSF)	100	117,705
North Texas Municipal Water District RB 5.00%, 06/01/24	60	70,624
5.50%, 06/01/24	50	59,945
North Texas Tollway Authority RB, Series A, 5.00%, 01/01/24	180	209,129
Northside Independent School District GO 5.00%, 08/01/24 (PSF)	50	59,324
5.00%, 08/15/24 (PSF)	75	89,079
Northwest Independent School District GO, Series A, 5.00%, 02/15/24 (PSF)	75	87,668
Pasadena Independent School District GO, 5.00%, 02/15/24 (PSF)	50	58,373
Pflugerville Independent School District GO, 5.00%, 02/15/24 (PSF)	100	116,698
Rockwall Independent School District GO, Series A, 0.00%, 02/15/24 (PSF)(a)	35	32,830
Round Rock Independent School District GO, 5.00%, 08/01/24 (PSF)	30	35,546
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	200	233,976
San Antonio Water System RB, Series A, 5.00%, 05/15/24	60	70,471
Spring Independent School District GO, 5.00%, 08/15/24 (PSF)	60	71,038
State of Texas GO
Series A, 5.00%, 10/01/24	380	452,268
Series B-1, 5.00%, 08/01/24	45	53,319
Series D, 5.00%, 05/15/24	175	206,076
Tarrant Regional Water District RB, Series A, 5.00%, 03/01/24	200	233,702
Texas A&M University RB
Series C, 5.00%, 05/15/24	140	165,075
Series E, 4.00%, 05/15/24	25	28,242
Series E, 5.00%, 05/15/24	85	100,224
Texas State University System RB, Series A, 5.00%, 03/15/24	230	269,516
Texas Transportation Commission State Highway Fund RB 5.00%, 10/01/24	35	41,734
Series A, 5.00%, 10/01/24	85	101,353
Texas Water Development Board RB 5.00%, 04/15/24	105	123,342
5.00%, 08/01/24	50	59,244
Series A, 5.00%, 10/15/24	50	59,570
Series B, 5.00%, 04/15/24	50	58,735
Tyler Independent School District GO, 5.00%, 02/15/24 (PSF)	30	34,995
United Independent School District/TX GO, 5.00%, 08/15/24 (PSF)	20	23,679
University of Houston RB, Series A, 5.00%, 02/15/24	70	81,621
University of North Texas System RB, Series A, 5.00%, 04/15/24	45	52,726
University of Texas System (The) RB
Series C, 5.00%, 08/15/24	85	101,002
Series D, 5.00%, 08/15/24	120	142,591
Series E, 5.00%, 08/15/24	90	106,943
Series H, 5.00%, 08/15/24	70	83,178

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series J, 5.00%, 08/15/24	$120	$142,591
Ysleta Independent School District GO, 5.00%, 08/15/24 (PSF)	55	65,177

		9,190,635

Utah — 1.4%
City of Ogden City UT Sewer & Water Revenue RB, 5.00%, 06/15/24	25	29,447
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 5.00%, 07/01/24	25	29,537
Nebo School District GO, Series C, 4.00%, 07/01/24 (GTD)	100	113,491
State of Utah GO, 5.00%, 07/01/24	275	326,062
University of Utah (The) RB
Series A, 5.00%, 08/01/24	150	177,811
Series A, 5.00%, 08/01/24 (SAP)	65	77,052
Series B, 5.00%, 08/01/24	30	35,562
Utah Transit Authority RB, Series A, 5.00%, 06/15/24	210	248,443

		1,037,405

Virginia — 5.0%
City of Alexandria VA GO
Series C, 5.00%, 07/01/24 (SAW)	10	11,852
Series C, 5.00%, 07/15/24 (SAW)	100	118,652
City of Chesapeake VA GO, Series C, 5.00%, 12/01/24	45	54,053
City of Richmond VA GO, Series B, 5.00%, 07/15/24 (SAW)	200	237,516
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/24 (SAW)	75	89,362
Commonwealth of Virginia GO
Series B, 5.00%, 06/01/24	50	59,241
Series B, 5.00%, 06/01/24 (SAW)	100	118,481
County of Arlington VA GO, 5.00%, 08/15/24	125	148,667
County of Fairfax VA GO
Series A, 4.00%, 10/01/24 (SAW)	250	286,005
Series A, 5.00%, 10/01/24 (SAW)	105	125,375
Series B, 5.00%, 10/01/24 (SAW)	40	47,762
County of Henrico VA GO, Series A, 5.00%, 08/01/24	100	118,969
Fairfax County Water Authority RB, 5.00%, 04/01/24	75	88,337
Hampton Roads Sanitation District RB
Series A, 5.00%, 07/01/24	65	76,898
Series A, 5.00%, 08/01/24	70	83,016
Virginia College Building Authority RB 5.00%, 02/01/24	100	116,900
5.00%, 09/01/24 (SAW)	50	59,513
Series A, 5.00%, 09/01/24	115	136,753
Series B, 5.00%, 09/01/24	75	89,187
Series D, 5.00%, 02/01/24 (NPFGC)	100	116,900
Series E-1, 5.00%, 02/01/24	115	134,435
Virginia Commonwealth Transportation Board RB 5.00%, 05/15/24	90	106,350
5.00%, 09/15/24	305	363,743
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/24	90	106,831
Series C, 5.00%, 08/01/24	55	65,286
Virginia Public School Authority RB 5.00%, 08/01/24 (SAW)	130	154,569
Series B, 5.00%, 08/01/24 (SAW)	55	65,374
Series C, 5.00%, 08/01/24 (SAW)	100	118,862

Virginia Resources Authority RB 5.00%, 11/01/24	105	125,449
Series A, 5.00%, 11/01/24	60	71,737
Series D, 5.00%, 11/01/24	95	113,585

		3,609,660

Security	Par (000)	Value

Washington — 5.4%
Cascade Water Alliance RB, 5.00%, 01/01/24	$20	$23,293
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/24	175	208,939
City of Bellevue WA GOL, 5.00%, 12/01/24	80	95,818
City of Marysville WA Water & Sewer Revenue RB, 5.00%, 04/01/24	40	46,815
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/24	90	105,646
City of Seattle WA GOL 4.00%, 05/01/24	25	28,292
Series A, 5.00%, 06/01/24	80	94,454
City of Seattle WA Municipal Light & Power Revenue RB 5.00%, 09/01/24	30	35,642
Series C, 5.00%, 09/01/24	140	166,330
Series C, 5.00%, 10/01/24	25	29,768
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/24	125	148,176
Clark & Skamania Counties School District No. 112-6 Washougal GO, 5.00%, 12/01/24 (GTD)	25	29,815
Clark County School District No. 37 Vancouver GO, Series C, 5.00%, 12/01/24 (GTD)	100	119,715
County of King WA GOL
Series C, 5.00%, 12/01/24	35	41,921
Series E, 5.00%, 12/01/24	25	29,943
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/24	75	88,690
Energy Northwest RB
Series A, 4.00%, 07/01/24	25	28,373
Series A, 5.00%, 07/01/24	265	313,786
King County Rural Library District GO, 4.00%, 12/01/24	50	56,948
King County School District No. 210 Federal Way GO, 4.00%, 12/01/24 (GTD)	10	11,440
King County School District No. 403 Renton GO, 4.00%, 12/01/24 (GTD)	55	62,857
King County School District No. 405 Bellevue GO, 5.00%, 12/01/24 (GTD)	35	41,840
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/24 (GTD)	50	59,772
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/24 (GTD)	115	137,410
Pierce County School District No. 320 Sumner GO, 5.00%, 12/01/24 (GTD)	20	23,886
Pierce County School District No. 83 University Place GO, 5.00%, 12/01/24 (GTD)	100	119,430
Port of Seattle WA RB, Series B, 5.00%, 03/01/24	40	46,450
Port of Tacoma WA RB, Series A, 5.00%, 12/01/24	10	11,897
Snohomish County School District No. 103 Monroe GO, 5.00%, 12/01/24 (GTD)	100	119,259
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/01/24 (GTD)	85	101,709
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/24 (GTD)	15	17,932
State of Washington COP
Series A, 5.00%, 07/01/24	30	35,413
Series B, 5.00%, 07/01/24	175	206,576
State of Washington GO
Series 03-C, 0.00%, 06/01/24 (NPFGC)(a)	25	23,265
Series 2016-A, 5.00%, 07/01/24	95	112,540
Series A-1, 5.00%, 08/01/24	80	95,004
Series B, 5.00%, 07/01/24	250	296,157
Series C, 5.00%, 02/01/24	25	29,225

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series D, 5.00%, 02/01/24	$90	$105,210
Series E, 0.00%, 12/01/24(a)	60	55,454
Series R, 5.00%, 07/01/24	25	29,616
Series R-2017A, 5.00%, 08/01/24	125	148,444
Series R-2018C, 5.00%, 08/01/24	80	95,004
Series R-2018D, 5.00%, 08/01/24	35	41,564
Washington State University RB 5.00%, 04/01/24	45	52,689
5.00%, 10/01/24	80	94,862
Whatcom County School District No. 503 Blaine GO, 5.00%, 12/01/24 (GTD)	25	29,815

		3,897,084

West Virginia — 1.0%
State of West Virginia GO
Series A, 0.00%, 11/01/24 (NPFGC)(a)	55	51,258
Series A, 5.00%, 06/01/24	265	312,605
Series A, 5.00%, 12/01/24	25	29,900
Series B, 5.00%, 06/01/24	20	23,593
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/24	125	147,628
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/24	150	176,751

		741,735

Wisconsin — 2.3%
City of Madison WI GO, Series A, 4.00%, 10/01/24	165	188,674
Milwaukee County Metropolitan Sewer District GO, Series A, 5.00%, 10/01/24	25	29,755
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/26 (PR 06/01/24)	60	70,792
Series 1, 5.00%, 06/01/24	85	100,289

Security	Par/ Shares (000)	Value

Wisconsin (continued)
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/24	$115	$136,074
State of Wisconsin GO
Series 1, 5.00%, 11/01/24	200	239,012
Series 2, 5.00%, 11/01/24	410	489,974
Series A, 5.00%, 05/01/24	70	82,478
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/24	180	213,138
Series 2, 5.00%, 07/01/24	40	47,364
Series A, 5.00%, 07/01/24	25	29,603

		1,627,153

Total Municipal Debt Obligations — 98.6% (Cost: $67,880,005)		70,521,110

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 1.27%(b)(c)	165	164,719

Total Short-Term Investments — 0.2% (Cost: $164,702)		164,719

Total Investments in Securities — 98.8% (Cost: $68,044,707)		70,685,829

Other Assets, Less Liabilities — 1.2%		825,525

Net Assets — 100.0%		$71,511,354

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	47	118	165	$164,719	$4,324	$291	$17

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$70,521,110	$—	$70,521,110
Money Market Funds	164,719	—	—	164,719

	$164,719	$70,521,110	$—	$70,685,829

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2024 Term Muni Bond ETF

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

COP	Certificates of Participation

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding